Shareholders' Equity	12 Months Ended
Dec. 31, 2017
Shareholders' Equity
Shareholders' Equity

15. Shareholders’ Equity

Stockholder Rights Plan

In 2005, the Company adopted a Rights Plan (the “2005 Rights Plan”) to protect the best interests of all shareholders. The 2005 Rights Plan expired on February 22, 2015.  In order to continue to protect the best interests of our shareholders, the Company’s board of directors approved a continuation of the 2005 Rights Plan (the “2015 Rights Plan”) in April 2015.  In general, the 2015 Rights Plan has substantially the same terms as the 2005 Rights Plan.  Pursuant to the 2015 Rights Plan, stockholders of SINA have rights to purchase ordinary shares of the Company at a substantial discount from those securities’ fair market value upon a person or group acquiring, without the approval of the Board of Directors, more than 10% of the Company’s ordinary shares. Any person or group who triggers the purchase right distribution becomes ineligible to participate in the Plan, causing substantial dilution of such person or group’s holdings. The 2015 Rights Plan has a record date of May 4, 2015 and will expire on April 23, 2025 unless extended by the Company’s board of directors before then.

In addition, the Company’s Board of Directors has the authority, without further action by its shareholders, to issue up to 3,750,000 preference shares in one or more series and to fix the powers and rights of these shares, including dividend rights, conversion rights, voting rights, terms of redemption and liquidation preferences, any or all of which may be greater than the rights associated with its ordinary shares. Preference shares could thus be issued quickly with terms calculated to delay or prevent a change in control or make removal of management more difficult. Similarly, the Board of Directors may approve the issuance of debentures convertible into voting shares, which may limit the ability of others to acquire control of the Company.

Shares Issuance to Management

Ordinary shares

On June 1, 2015, the Company entered into a legally binding subscription agreement to issue new 11,000,000 ordinary shares with New Wave, a holding company that holds ordinary shares on behalf of our senior management and controlled by Mr. Charles Chao, Chairman and CEO of the Company, for an aggregate price of $456,390,000.  On November 6, 2015, the placement was completed and all of the proceeds have been received by the Company. The shares acquired in this transaction are subject to a contractual lock-up restriction for six months after the closing on November 6, 2015.  The per share purchase price of $41.49 represents the average closing trading price of SINA’s ordinary shares for the 30 trading days ended May 29, 2015, the last trading day before the signing of the subscription agreement. No stock-based compensation expenses arose from the new issuance as the purchase price for the shares was at or above the market price of those shares at the date Mr. Chao irrevocably committed to purchase those shares.

Preferred Shares

On November 6, 2017, the Company entered into the Share Subscription Agreement with New Wave, which held 7,944,386 ordinary shares of the Company then. Pursuant to the agreement, the Company issued to New Wave 7,150 newly created the Class A Preference Shares with 10,000 votes per share initially, at par value of US$1.00 per share. Immediately following the share issuance, New Wave’s aggregate voting power in the Company increased from approximately 11.1% to approximately 55.5%.

The following is a summary of the key terms of the Class A Preference Shares:

•	The Class A Preference Shares have no economic rights nor any right to any dividend or other distribution by the Company.

•

The Class A Preference Shares are entitled to vote on all matters submitted to a general meeting of the Company. When New Wave sells or otherwise transfers any number of Ordinary Shares held by it to a third party which is not an affiliate of New Wave, the number of votes that each Class A Preference Share is entitled to will be reduced proportionally.

•

On any resolution to elect a director where the nominee is an executive officer of the Company, the votes attaching to the Class A Preference Shares on such resolution shall not be counted if a majority of the votes cast by the holders of the Company’s ordinary shares is against the appointment of such nominee.

•

For all matters that are required to be subject to shareholder approval under Rule 5635 of the Nasdaq Stock Market Rules, New Wave shall vote the Class A Preference Shares in accordance with the Board’s recommendation to the extent the board determines to submit any such matter to shareholder approval.

•

If New Wave transfers the Class A Preference Shares to a third party which is not an affiliate of New Wave, or when New Wave ceases to be controlled by any person holding executive office in the Company, the Class A Preference Shares shall cease to have any voting right.

The Class A Preference Shares have no economic rights and no participant rights to any dividend, and as a result, the Company concluded that the transfer of economic benefits from the Company or shareholders to New Wave and the fair value of these Class A Preferred Shares was immaterial.

In-kind Distribution

On August 31, 2016 and May 26, 2017, the Company announced its planned distribution of shares of Weibo to SINA’s shareholders as of the record date on a pro rata basis, or one Weibo Share for each ten outstanding SINA ordinary shares, respectively (the “2016 Distribution” and the “2017 Distribution”). As of distribution date, the Company has distributed Class A ordinary shares of Weibo, based on the ordinary shares of SINA outstanding as of the record date.

Distribution	Record Date	Distribution Date	Distributed Share	SINA’s Ordinary Shares
2016 Distribution	September 12, 2016	October 14, 2016	7,088,116	70,881,168
2017 Distribution	June 7, 2017	July 10, 2017	7,142,148	71,421,480

2016 Distribution resulted in a decrease of $338.6 million in retained earnings, which equals to the fair value of Weibo shares distributed and also leads an increase of $21.9 million in the non-controlling interests related to Weibo, which represents the change in the underlying net assets related to the equity interest held by the Company in Weibo as of the declaration date. 2017 Distribution resulted in a decrease of $554.0 million in retained earnings, which equals to the fair value of Weibo shares distributed and also leads an increase of $31.7 million in the non-controlling interests related to Weibo, which represents the change in the underlying net assets related to the equity interest held by the Company in Weibo as of the declaration date. The remaining difference has been reflected as an increase in additional paid-in capital in 2016 and 2017, respectively. As of December 31, 2017, the Company held 45.7% economic interest and 71.6% voting interest in Weibo.

2015 Share Incentive Plan

On June 29, 2007, the Company adopted the 2007 Share Incentive Plan (the “2007 Plan”), which plan was amended and restated on August 2, 2010 (the “Amended and Restated 2007 Plan”). The Amended and Restated 2007 Plan permits the granting of share options, share appreciation rights, restricted share units and restricted shares. The Amended and Restated 2007 Plan terminated on August 1, 2015. Under the 2007 Plan, a total of 10,000,000 ordinary shares of the Company are available for issuance. As of December 31, 2017, there were 190,000 options and 530,000 restricted share units outstanding under the Amended and Restated 2007 Plan.

In July, 2015, the Company adopted the 2015 Share Incentive Plan (the “2015 Plan”), which permits the granting of share options, share appreciation rights, restricted share units and restricted shares. Under the 2015 Plan, a total of 6,000,000 ordinary shares of the Company is available for issuance. The maximum number of ordinary shares available for issuance will be reduced by one share for every one share issued pursuant to a share option or share appreciation right and by 1.75 share for every one share issued as restricted shares or pursuant to a restricted shares unit. The maximum number of ordinary shares that may be granted subject to awards under the 2015 Plan during any given fiscal year will be limited to 3% of the total outstanding shares of the Company as of the end of the immediately preceding fiscal year, plus any shares remaining available under the share pool for the immediately preceding fiscal year. Share options and share appreciation rights must be granted with an exercise price of at least 110% of the fair market value on the date of grant.

Upon adoption, the 2015 Plan replaced the existing 2007 Plan and, as a result, no additional awards could be granted under the 2007 Plan. As of December 31, 2017, there were nil options and 1,184,000 restricted share units outstanding under the 2015 Plan.

Stock-Based Compensation

The following table sets stock-based compensation included in each of the accounts, including amount arising from Weibo’s incentive plan:

	Year Ended December 31,
	2015	2016	2017
	(In thousands)
Costs of revenues	$5,272	$7,742	$9,257
Sales and marketing	10,793	15,496	20,790
Product development	14,234	20,793	29,163
General and administrative	25,840	29,797	32,177

	$56,139	$73,828	$91,387

The Company uses the Black-Scholes option pricing model to estimate the fair value of stock options.

Stock Options

The assumptions used to value the Company’s option grants were as follows:

Year Ended December 31,
2015
Stock options:
Expected term (in years)	4.1
Expected volatility	54%
Risk-free interest rate	1.1%
Expected dividend yield	—

No option was granted during 2016 and 2017 under 2015 Incentive Plan. Expected term represents the weighted average period of time that stock-based awards granted are expected to be outstanding giving consideration to historical exercise patterns. The simplified method was used for 2015, due to the lack of industry comparison and comparable historical exercise patterns. Options granted since 2007 have a contractual life of either six or seven years, compared ten years for previous grants. Most of the grants under the new terms have not been fully vested nor forfeited. In addition, the Company experienced significant changes in revenue mix and employee composition in recent years. For these reasons, the Company believes that share option exercise pattern on new grants may not reflect those of previous grants. Expected volatilities are based on historical volatilities of the Company’s ordinary shares over the respective expected term of the stock-based awards. Risk-free interest rate is based on US Treasury zero-coupon issues with maturity terms similar to the expected term on the stock-based awards. The Company does not anticipate paying any cash dividends in the foreseeable future.

The following table sets forth the summary of number of shares available for issuance:

Shares Available
(In thousands)
January 1, 2015	2,962
New issued under the 2015 Plan	6,000
Granted*	(2,981)
Cancelled/forfeited	742
Expired	(995)

December 31, 2015	5,728
Granted*	(2,456)
Cancelled/forfeited	353
Expired	(279)

December 31, 2016	3,346
Granted*	(673)
Cancelled/forfeited	320
Expired	(85)

December 31, 2017	2,908

* In 2015, 2016 and 2017,  1,620,000, 1,403,000 and 385,000, restricted shares units, or 2,834,700, 2,456,000 and 673,000 equivalent option shares, respectively, were granted.

The following table sets forth the summary of option activities under the Company’ stock option program:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)		(In years)	(In thousands)
January 1, 2015	1,022	$46.68	3.90	$809
Granted	147	$35.69
Exercised	(50)	$29.12
Cancelled/expired/forfeited	(196)	$51.65

December 31, 2015	923	$44.83	3.37	$5,208
Exercised	(674)	$47.26
Cancelled/expired/forfeited	(15)	$35.69

December 31, 2016	234	$38.41	3.63	$5,226
Exercised	(26)	$35.69
Cancelled/expired/forfeited	(18)	$37.61

December 31, 2017	190	$38.86	2.56	$11,693

Vested and expected to vest as of December 31, 2016	229	$38.43	3.62	$5,119
Exercisable as of December 31, 2016	72	$40.76	3.03	$1,437
Vested and expected to vest as of December 31, 2017	190	$38.86	2.56	$11,693
Exercisable as of December 31, 2017	117	$39.74	2.31	$7,063

The total intrinsic value of options exercised during 2015, 2016 and 2017 was $0.6 million, $22.0 million and $1.6 million, respectively. The intrinsic value is calculated as the difference between the market value on the date of exercise and the exercise price of the shares. Cash received from the exercises of stock option of the Company during 2015, 2016 and 2017 was $1.5 million,  $31.9 million and $0.9 million. As reported by the NASDAQ Global Selected Market, the Company’s ending stock price as of December 31, 2016 and 2017 was $60.79 and $100.31, respectively.

As of December 31, 2016 and 2017, there was $2.6 million and $1.2 million of unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested stock options granted to the Company’s employees and directors, respectively. Total unrecognized compensation cost is expected to be recognized over a weighted-average period of 0.9 years as of December 31, 2017. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

Information regarding the stock options outstanding as of December 31, 2016 and 2017 are summarized below:

Range of Exercise Prices	Options Outstanding	Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
	(In thousands)		(In thousands)		(In years)
As of December 31, 2016
$35.69 - $35.69	72	$35.69	16	$35.69	3.90
$38.27 - $38.27	124	$38.27	18	$38.27	3.90
$40.07 - $40.07	8	$40.07	8	$40.07	4.81
$45.13 - $45.13	30	$45.13	30	$45.13	1.55

	234	$38.41	72	$40.76	3.63

As of December 31, 2017
$35.69 - $35.69	36	$35.69	13	$35.69	3.04
$38.27 - $38.27	124	$38.27	74	$38.27	2.90
$45.13 - $45.13	30	$45.13	30	$45.13	0.55

	190	$38.86	117	$39.74	2.56

Restricted Share Units

Summary of Service-Based Restricted Share Units

The following table sets forth the summary of service-based restricted share unit (“RSU”) activities:

	Shares Granted	Weighted-Average Grant Date Fair Value
	(In thousands)
January1, 2015	1,119	$45.97
Awarded*	1,620	$39.16
Vested	(460)	$44.81
Cancelled	(312)	$44.60

December 31, 2015	1,967	$40.85
Awarded*	1,384	$49.89
Vested	(754)	$42.91
Cancelled	(192)	$40.10

December 31, 2016	2,405	$45.47
Awarded*	365	$75.05
Vested	(905)	$45.45
Cancelled	(165)	$44.57

December 31, 2017	1,700	$51.92

* nil, 24,000 and 20,000 RSUs were granted to non-employee directors in 2015, 2016 and 2017, respectively.

As of December 31, 2016 and 2017, there was $98.2 million and $77.5 million of unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested, service-based RSUs granted to the Company’s employees and non-employee directors, which is expected to be recognized over a weighted-average period of 2.9 years and 2.3 years respectively. The total fair value based on the respective vesting dates of the restricted share units vested was $20.9 million,  $43.6 million and $92.2 million during the years ended December 31, 2015, 2016 and 2017, respectively.

The following table sets forth a summary of performance-based RSU activities for the years ended December 31, 2016 and 2017:

	Shares Granted	Weighted-Average Grant Date Fair Value
	(In thousands)
January 1, 2016	—	$—
Awarded	19	$47.47
Cancelled	(1)	$47.47

December 31, 2016	18	$47.47
Awarded	19	$65.18
Vested	(15)	$47.47
Cancelled	(8)	$58.51

December 31, 2017	14	$65.18

As of December 31, 2016 and 2017,  all performance-based restricted shares granted but not cancelled had been fully vested for 2016 and 2017, respectively.  No performance-based RSUs were granted in 2015.

Weibo’s Stock-Based Compensation

In August 2010, the Company’s subsidiary Weibo Corporation adopted the 2010 Share Incentive Plan (the “2010 Weibo Incentive Plan”), which has a term of ten years and permits the granting of options, share appreciation rights, restricted share units and restricted shares of Weibo to employees, directors and consultants of Weibo and its affiliates. Under the plan, a total of 35 million ordinary shares were initially reserved for issuance. The maximum number of ordinary shares available for issuance will be reduced by one share for every one share issued pursuant to a share option or share appreciation right and by 1.75 share for every one share issued as restricted share or pursuant to a restricted share unit. No options were granted during the periods presented. In March 2014, Weibo’s shareholders adopted the 2014 Share Incentive Plan (the “2014 Plan”), which has a term of ten years. At the same time, the 2010 Weibo Incentive Plan was terminated and all remaining shares were forwarded to the 2014 Plan. Initially, the 2014 Plan were funded by the remaining 4,647,872 shares from the 2010 Share Incentive Plan and another 1,000,000 new added shares and by 1 share for every one share issued as restricted share or pursuant to a restricted share unit. On January 1, 2015, shares in the 2014 Plan was allowed a one-time increase in the amount equal to 10% of the total number of Weibo shares issued and outstanding on a fully-diluted basis as of December 31, 2014 (“One-time Addition”). The ordinary shares for issuance under the 2014 plan are on one-for-one basis for each share issued as restricted shares or pursuant to a restricted share unit. Weibo intends to use such share incentive plan to attract and retain employee talent.

The following table sets forth the stock-based compensation included in each of the relevant accounts arising from Weibo’s incentive plan:

	Year Ended December 31,
	2015	2016	2017
	(In thousands)
Cost of revenues	$1,196	$2,616	$3,716
Sales and marketing	3,209	5,357	8,264
Product development	10,210	15,076	21,879
General and administrative	11,784	13,853	14,178

	$26,399	$36,902	$48,037

Stock compensation expenses related to the grants for Weibo were amortized over four years on a straight-line basis with $26.4 million,  $36.9 million and $48.0 million in 2015, 2016 and 2017, respectively.

The following table sets forth a summary of the number of shares available for issuance under Weibo’s incentive plan:

Shares Available
(In thousands)
January 1, 2015	2,738
One-time Addition	21,684
Granted	(4,851)
Cancelled/expired/forfeited	646

December 31, 2015	20,217
Granted	(1,917)
Cancelled/expired/forfeited	578

December 31, 2016	18,878
Granted	(736)
Cancelled/expired/forfeited	398

December 31, 2017	18,540

The following table sets forth a summary of option activities under Weibo’ stock option program:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)		(In years)	(In thousands)
January 1, 2015	14,330	$1.28	3.2	$185,684
Exercise	(7,309)	$1.11
Cancelled/expired/forfeited	(718)	$3.22

December 31, 2015	6,303	$1.26	2.4	$114,975
Exercise	(3,625)	$1.10
Cancelled/expired/forfeited	(91)	$3.37

December 31, 2016	2,587	$1.41	1.6	$101,403
Exercise	(2,122)	$1.04
Cancelled/expired/forfeited	(28)	$0.68

December 31, 2017	437	$3.24	2.0	$43,800

Vested and expected to vest as of December 31, 2016	2,572	$1.40	1.6	$100,819
Exercisable as of December 31, 2016	2,433	$1.28	1.4	$95,678
Vested and expected to vest as of December 31, 2017	437	$3.24	2.0	$43,800
Exercisable as of December 31, 2017	437	$3.24	2.0	$43,800

No options were granted in the years ended December 31, 2015, 2016 and 2017. The total intrinsic value of options exercised for the years ended December 31, 2015, 2016 and 2017 was $106.2 million,  $129.3 million and $135.2 million, respectively. The intrinsic value is calculated as the difference between the market value on the date of exercise and the exercise price of the shares. Cash received from the exercises of stock option for Weibo during the years ended December 31, 2015, 2016 and 2017 was $7.8 million,  $4.2 million and $2.3 million, respectively. As reported by the NASDAQ Global Selected Market, the Company’s ending stock price as of December 31, 2016 and 2017 was $40.6 and $103.46, respectively.

As of December 31, 2016 and 2017, the unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested stock options granted to Weibo’s employees and directors was $1.1 million and nil, respectively. All compensation cost related to stock options has been fully amortized in 2017.

Information regarding stock options of Weibo outstanding is summarized below:

Range of Exercise Prices	Options Outstanding	Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
	(In thousands)		(In thousands)		(In years)
As of December 31, 2016
$0.36 - $0.41	1,639	$0.36	1,639	$0.36	0.7
$0.96 - $1.80	79	$0.97	79	$0.97	1.2
$3.25 - $3.36	341	$3.33	338	$3.33	2.5
$3.43 - $3.50	528	$3.48	377	$3.48	3.7

	2,587	$1.41	2,433	$1.28	1.6

As of December 31, 2017
$0.96 - $1.80	31	$0.97	31	$0.97	0.2
$3.25 - $3.36	179	$3.33	179	$3.33	1.4
$3.43 - $3.50	227	$3.48	227	$3.48	2.6

	437	$3.24	437	$3.24	2.0

Weibo’s Restricted Share Units

The following table sets forth the summary of service-based restricted share unit activities for Weibo:

	Shares Granted	Weighted-Average Grant Date Fair Value
	(In thousands)
As at January 1, 2015	3,507	$16.44
Awarded	4,851	$12.41
Vested	(1,211)	$14.69
Cancelled	(646)	$14.18

As at December 31, 2015	6,501	$13.98
Awarded	1,806	$24.94
Vested	(2,274)	$14.73
Cancelled	(575)	$14.58

As at December 31, 2016	5,458	$17.23
Awarded	581	$62.87
Vested	(2,406)	$17.01
Cancelled	(366)	$17.72

As at December 31, 2017	3,267	$25.45

As of December 31, 2017, unrecognized compensation cost, adjusted for estimated forfeitures and related to non-vested, service-based restricted share units granted to Weibo’s employees and directors, was $66.7 million. The unrecognized compensation cost is expected to be recognized over a weighted-average period of 2.7 years. The total fair value based on the vesting date of the restricted share units vested was $17.8 million, $33.5 million and $40.9 million during the years ended December 31, 2015, 2016 and 2017, respectively.

Weibo’s Summary of Performance-Based RSUs

The following table sets forth a summary of Weibo’s performance-based RSU activities in the year ended December 31, 2016:

	Shares Granted	Weighted-Average Grant Date Fair Value
	(In thousands)
January 1, 2016	—	$—
Awarded	111	$27.00
Cancelled	(3)	$27.00

December 31, 2016	108	$27.00
Awarded	155	$50.45
Vested	(102)	$27.00
Cancelled	(32)	$46.42

December 31, 2017	129	$50.32

As of December 31, 2016 and 2017, there was $0.3 million and $0.7 million unrecognized compensation cost related to performance-based restricted share units granted to Weibo’s employees, respectively.  No performance-based RSUs were granted in 2015.